Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Cash flows from operating activities
Net income	$ 215,704	$ 136,269	$ 132,688
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	43,578	38,984	26,219
Amortization of intangible assets	113	101	52
Amortization of land use rights	117	108	87
Loss on disposal of property and equipment	2,023	1,362	543
Gain on disposal of subsidiaries	(3,621)		(408)
Share-based compensation expense	20,079	27,242	24,125
Allowance for doubtful accounts	254	192	52
Loss from equity method investment	1,453	1,427
Deferred income taxes	(2,193)	(3,630)	(3,255)
Changes in operating assets and liabilities
Accounts receivables	443	213	(2,164)
Prepaid expenses and other current assets	(20,168)	2,846	(23,672)
Inventory	(481)	(1,664)	(1,753)
Long term deposit	(207)	968	(4,861)
Long term prepaid rent	157	1,010	633
Accounts payable	272	(701)	(740)
Accrued expenses and other current liabilities	44,775	22,047	28,395
Income taxes payable	1,286	6,266	2,854
Deferred revenue	60,722	51,417	71,794
Amounts due to related parties	(1,097)	912	164
Amounts due from related parties	(1,864)	(1,741)	(1,449)
Net cash provided by operating activities	361,345	283,628	249,304
Cash flows from investing activities
Restricted cash paid for establishing new schools and subsidiaries	(3,282)	(496)	(158)
Release of restricted cash for establishing new schools and subsidiaries	2,537	2,555
Investments in bank deposits maturing over three months	(72,497)
Settlement of bank deposits maturing over three months	22,187	2,459	104,802
Investments in short-term held-to-maturity investments	(1,849,087)	(1,795,461)	(656,622)
Settlement of short-term held-to-maturity investments	1,698,643	1,627,467	481,477
Investment in Beijing MaxEn International Education Consulting Co., Ltd (Note 13)		(6,500)
Purchase of property and equipment	(31,703)	(61,468)	(71,690)
Proceeds from disposal of property and equipment	946	3,455	3,210
Investment in long term held-to-maturity investment	(96,045)
Proceeds received from disposal of Mingshitang		160
Net cash used in investing activities	(344,377)	(237,888)	(143,701)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share option	21,849	4,652	945
Cash paid for shares repurchased	(21,487)	(28,511)
Cash paid for dividend	(54,476)	(46,990)
Net cash provided by (used in) financing activities	(54,114)	(70,849)	945
Effects of exchange rate changes	(8,427)	14,014	4,453
Net change in cash and cash equivalents	(45,573)	(11,095)	111,001
Cash and cash equivalents at beginning of year	417,166	428,261	317,260
Cash and cash equivalents at end of year	371,593	417,166	428,261
Supplement disclosure of cash flow information
Income taxes paid	26,987	12,525	11,178
Non-cash investing and financing activities:
Payable for purchase of property and equipment	6,018	7,652	7,069
Payable for shares repurchased		4,622
Payable for acquisition of China Management Software Institute	4,594	4,650
Dividend payable			50,000
Tongwen [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired			(193)
Newave [Member]
Cash flows from investing activities
Refund of purchase consideration for Newave, net of cash disposed of US$448			1,752
Dajie.com Ltd [Member]
Cash flows from investing activities
Long term investment			(2,000)
China Management Software Institute [Member]
Cash flows from investing activities
Purchase of China Management Software Institute, net of cash acquired of US$68 (Note 3)		(10,059)	(3,279)
Non-cash investing and financing activities:
Payable for acquisition of China Management Software Institute	4,594	132
Alo7.com [Member]
Cash flows from investing activities
Long term investment	(2,576)		(1,000)
Tarena [Member]
Cash flows from investing activities
Long term investment	$ (13,500)